J.P. MORGAN INCOME FUNDS

JPMorgan High Yield Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated March 27, 2019

To the Summary Prospectuses, Prospectuses and

Statements of Additional Information dated

July 1, 2018, as supplemented

Portfolio Manager Retirement Effective February 29, 2020. William Morgan has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) effective February 29, 2020. Mr. Morgan will continue to serve on the portfolio management team of the JPMorgan High Yield Fund (the “Fund”) until his retirement. In order to provide additional depth and continuity to the portfolio management team, Alexander Sammarco, Christopher Musbach and Michael Schlembach will be added to the portfolio management team effective immediately.

Effective immediately, the portfolio manager information in the “Risk/Return Summary – Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
William J. Morgan *	1998	Managing Director
James P. Shanahan, Jr.	1998	Managing Director
Alexander Sammarco	2019	Executive Director
Christopher Musbach	2019	Executive Director
Michael Schlembach	2019	Executive Director

*	Mr. Morgan has announced his retirement from JPMIM effective February 29, 2020. Until his retirement, Mr. Morgan will continue to serve on the portfolio management team.

In addition, effective immediately, “The Fund’s Management and Administration – The Portfolio Managers – High Yield Fund” section of each Prospectus is hereby deleted in its entirety and replaced by the following:

High Yield Fund

The portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers. The portfolio management team for the High Yield Fund is comprised of William J. Morgan, Managing Director (until his retirement effective February 29, 2020), James P. Shanahan, Jr., Managing Director, Alexander Sammarco, Executive Director, Christopher Musbach, Executive Director, and Michael Schlembach, Executive Director. Mr. Morgan is a portfolio manager for high yield broad, leveraged loan, and short duration high yield styles. An employee of JPMIM or predecessor firms since 1998, Mr. Morgan has worked in the high yield investment industry since 1982 and has been a portfolio manager of the Fund since inception. An employee of JPMIM or predecessor firms since 1998, Mr. Shanahan has worked in the high yield industry since 1986 and serves as portfolio manager for high yield broad opportunistic, leveraged loans and distressed debt styles. Mr. Shanahan has been a portfolio manager of the Fund since its inception. An employee of JPMIM since 2013 and a portfolio manager of the Fund since 2019, Mr. Sammarco currently serves as a portfolio manager for JPMIM’s Cincinnati High Yield team responsible for loan assignments and participations, global unconstrained strategies, and relative value styles. An employee of JPMIM since 2005 and a portfolio manager of the Fund since 2019, Mr. Musbach currently serves as a portfolio manager for JPMIM’s Cincinnati High Yield team for BB-focused styles. An employee of JPMIM since 2009 and a portfolio manager of the Fund since 2019, Mr. Schlembach serves as a portfolio manager for the Cincinnati High Yield team responsible for distressed debt and total return investments.

SUP-HY-PM-319

Effective immediately, the “Portfolio Managers – Portfolio Managers’ Other Accounts Managed” section of each Statement of Additional Information (“SAI”) is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 28, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
High Yield Fund
William J. Morgan[1]	12	$5,790,580	19	$10,164,180	7	$1,083,520
James P. Shanahan, Jr.	9	11,158,442	11	3,317,369	12	2,212,554
Alexander Sammarco[2]	6	257,479	17	2,949,192	6	56,913
Christopher Musbach[2]	4	3,532,117	4	5,782,804	776	3,372,353
Michael Schlembach[2]	3	180,935	8	2,446,877	2	19,618

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2018.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
High Yield Fund
William J. Morgan[1]	0	$0	1	$156	7	$1,083,520
James P. Shanahan	0	0	1	156	1	310,163
Alexander Sammarco[2]	0	0	0	0	0	0
Christopher Musbach[2]	0	0	0	0	0	0
Michael Schlembach[2]	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
1	Mr. Morgan has announced his retirement effective February 29, 2020. Until his retirement, Mr. Morgan will continue to serve on the portfolio management team.
2	As of 1/31/19.

In addition, effective immediately, the “Portfolio Managers – Portfolio Managers — Ownership of Securities” section of each SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Managers — Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of February 28, 2018.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
High Yield Fund
William J. Morgan*							X
James P. Shanahan							X
Alexander Sammarco**			X
Christopher Musbach**				X
Michael Schlembach**				X

*	Mr. Morgan has announced his retirement effective February 29, 2020. Until his retirement, Mr. Morgan will continue to serve on the portfolio management team.
**	As of 1/31/19.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES,

PROSPECTUSES AND THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE